Long-Term Incentive Programs and Management remuneration	12 Months Ended
Dec. 31, 2024
Long-Term Incentive Programs and Management remuneration
Long-Term Incentive Programs and Management remuneration

20.   Long-Term Incentive Programs and Management remuneration

The Company offers to its executives and employees long-term incentive plans (“ILPs”) based on the issuance of restricted Class A common shares (“RSUs”) and cash-based payments equivalent to RSU. The Company recognizes as expense the fair value of RSUs, measured at the grant date, on a straight-line basis during the vesting provided by the respective plan, with a corresponding entry: to shareholders’ equity for plans exercisable in shares; and to liabilities for plans exercisable in cash. The accumulated expense recognized reflects the vesting period and the Company’s best estimate of the number of shares to be delivered. The expense of the plans is recognized in the statement of profit or loss in accordance with the function performed by the beneficiary.

The Long-Term Incentive Programs 1 to 4 (“ILP 1 to 4”) have either been finished or have completed their vesting periods and the delivery of shares.

On February 24, 2023, the Executive Board of Directors approved a new Long-Term Incentive Program (“ILP 5”) that will grant a maximum of 2,300,000 RSUs (or cash-based payments equivalent to RSUs) to certain executives and employees of the Company subject to a vesting period of 36 months as of January 1, 2023.

On January 24, 2024, the Executive Board of Directors approved a new Long-Term Incentive Program (“ILP 6”) that will grant a maximum of 2,300,000 RSUs (or cash-based payments equivalent to RSUs) to certain executives and employees of the Company subject to a vesting period of 36 months as of January 1, 2024.

As of December 31, 2024, the Company had outstanding 4,683,550 “RSUs” that were authorized but not yet issued, related with future vesting conditions. The total compensation cost related to unvested RSUs was R$6,379 (R$2,314 as of December 31, 2023) recorded in the consolidated financial statements. An expense amounting to R$6,909 (R$4,193 for the year ended December 31, 2023) was recorded in the consolidated statements of profit or loss position as relative to the vesting period of the restricted share units.

Date		Quantity
Grant	Vesting	Shares granted	Weighted average grant date fair value (Per share)
08.09.2021	12.22.2022	45,522	59.11
08.23.2021	12.22.2022	11,436	84.50
08.24.2021	12.22.2022	3,833	86.68
05.05.2022	05.09.2024	240,000	75.72
03.13.2023	12.31.2025	2,300,000	8.34
02.06.2024	12.31.2026	2,300,000	7.35
		4,900,791

As of December 31, 2024 the Company has 4,683,913 shares issued (outstanding shares), reserved for the shared based payment plans.

The roll forward of the outstanding shares for the year ended December 31, 2024, is presented as follows:

Consolidated
Outstanding RSU as of December 31, 2022	295,334
Shares granted	2,300,000
Shares delivered	(144,485)
Outstanding RSU on December 31, 2023	2,450,849
Shares granted	2,300,000
Shares delivered	(66,936)
Outstanding RSU on December 31, 2024	4,683,913

Key management personnel compensation

Key management personnel compensation comprised the following:

	For the Year ended December 31,
	2024	2023
Short-term employee benefits	17,218	13,363
Other long-term benefits	1,078	1,120
Termination benefits	-	873
Share-based payments	1,531	1,466
Total	19,827	16,822